DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
In March 2020, Brookfield Renewable, along with its institutional partners, completed the sale of a 39 MW portfolio of solar assets in Thailand. The total consideration was THB 3,079 million ($94 million) and Brookfield Renewable’s interest in the portfolio was approximately 31%. This resulted in a loss on disposition of $12 million ($4 million net to Brookfield Renewable) recognized in the consolidated statement of income (loss) under other. Immediately prior to the classification of the portfolio as held for sale in 2018, Brookfield Renewable performed a revaluation of the property, plant & equipment, in line with its election to apply the revaluation method and recorded a fair value uplift of $42 million.
In September 2020, Brookfield Renewable, along with its institutional partners, sold its interest in a 33 MW solar facility in South Africa to a third party for gross cash consideration of ZAR 300 million ($18 million), resulting in a loss on disposition of $4 million recognized in the consolidated statement of income (loss) under other. The total proceeds, net of foreign exchange contract settlements, was $25 million ($8 million net to Brookfield Renewable). Immediately prior to the classification of the portfolio as held for sale in 2018, Brookfield Renewable performed a revaluation of the property, plant & equipment, in line with its election to apply the revaluation method and recorded a fair value uplift of $22 million as a result. Brookfield Renewable’s interest was approximately 31%.
In November 2020, Brookfield Renewable, along with institutional partners, sold its interest in a 47 MW wind portfolio in Ireland for proceeds, net of transaction costs of €119 million ($142 million), resulting in a loss on disposition of $2 million recognized in the consolidated statement of income (loss) under other. Immediately prior to the classification of the portfolio as held for sale in the third quarter of 2020, Brookfield Renewable performed a revaluation of the property, plant & equipment, in line with its election to apply the revaluation method and recorded a fair value uplift of $1 million as a result. Brookfield Renewable’s interest was approximately 39.6%.
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$254
Carrying value of net assets held for sale
Assets	397
Liabilities	(110)
Non-controlling interests	(15)
272
Loss on disposal, net of transaction costs	$(18)